Right of Use Assets - Schedule of Operating Leases (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Right of Use Assets [Abstract]
Right-of-use assets, net	¥ 17,795			$ 2,484	¥ 4,845
Operating lease liabilities - current	4,612			644	4,098
Operating lease liabilities - non-current	11,956			1,669	700
Total operating lease liabilities	¥ 16,568			$ 2,313	¥ 4,798
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4 years			4 years	1 year 3 months
Weighted average discount rate (%)	4.58%			4.58%	4.75%
Operating lease right-of-use assets obtained in exchange for lease liabilities	¥ 16,442	$ 2,295
Operating lease expense
Amortization of right-of-use assets	3,492	487	3,613
Interest of lease liabilities	280	39	239
Total operating lease expense	¥ 3,772	$ 526	¥ 3,852